Significant accounting policies (Details) - Schedule of closing and average exchange rates for the most significant foreign currencies	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Switzerland [Member]
Significant accounting policies (Details) - Schedule of closing and average exchange rates for the most significant foreign currencies [Line Items]
Reporting entities	5
Closing rate	1	1	1
Average exchange rate	1	1	1
United States [Member]
Significant accounting policies (Details) - Schedule of closing and average exchange rates for the most significant foreign currencies [Line Items]
Reporting entities	1
Closing rate	0.911	0.884	0.9674
Average exchange rate	0.9142	0.9581	0.9938
Europe [Member]
Significant accounting policies (Details) - Schedule of closing and average exchange rates for the most significant foreign currencies [Line Items]
Reporting entities	1
Closing rate	1.0361	1.0817	1.0855
Average exchange rate	1.081	1.0825	1.1128
Australia [Member]
Significant accounting policies (Details) - Schedule of closing and average exchange rates for the most significant foreign currencies [Line Items]
Reporting entities	1
Closing rate	0.662	0.6822
Average exchange rate	0.6866	0.6546